OTHER INCOME/(EXPENSE)	12 Months Ended
Dec. 31, 2015
OTHER INCOME/(EXPENSE) [Abstract]
OTHER INCOME/(EXPENSE)

NOTE 18 —OTHER INCOME/(EXPENSE):

Other income/(expense) consists of:

For the year ended December 31,	2015	2014	2013
Investment income:
Interest	$287	$359	$856
Gain/(loss) on sale or write-down of securities and investments	53	-	(197)
	340	359	659
Loss on repurchase of debt	(26,516)	-	-
Miscellaneous—net	5	67	190
	$(26,171)	$426	$849

See Note 10, “Debt,” for disclosures relating to loss on repurchase of debt.